Financial Assets at Amortized Cost - Additional Information (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost	£ 16,328
U.S.Treasury Bills
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost	16,328
U.S.Treasury Bills | Other than Trade Receivables
Disclosure of Financial Assets [Line Items]
Current financial assets at amortized cost	£ 16,300